Subsequent event (Details) - Aikesipo Exhibition Display (Tianjin) Co., Ltd - Subsequent Event ¥ in Thousands	Mar. 01, 2022 CNY (¥)
Subsequent Event [Line Items]
Percentage of equity interest acquired	45.00%
Consideration for acquisition	¥ 0